Transaction Expense, net (Details) $ in Thousands, € in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2014 EUR (€)	Jul. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jul. 31, 2014 USD ($)
Transaction Expense, Net
Acquisition costs			$ 49,396	$ 43,972
Gain on sale of business				(8,636)
Transaction expense, net			49,396	35,336
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Sports and events ticketing business
Transaction Expense, Net
Gain on sale of business	€ (5.7)	$ (8,600)
Consideration received for sale of business	€ 13.9				$ 18,600
IGT
Transaction Expense, Net
Acquisition costs			$ 49,400	$ 44,000